Property, Plant And Equipment - Schedule Of Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost:
Beginning Balance	$ 879,000
Additions	128,379
Disposals, transfers, impairments and other	(82,217)
Effect of currency translation	3,092
Ending Balance	928,254
Accumulated Depreciation:
Beginning Balance	(209,404)
Additions	(209,999)
Disposals, transfers and other	16,208
Effect of currency translation	(1,088)
Ending Balance	(404,283)
Net Book Amount:	523,971	$ 669,596
Land and Buildings
Cost:
Beginning Balance	322,537
Additions	19,871
Disposals, transfers, impairments and other	(12,333)
Effect of currency translation	1,391
Ending Balance	331,466
Accumulated Depreciation:
Beginning Balance	(50,770)
Additions	(93,633)
Disposals, transfers and other	(4,656)
Effect of currency translation	(343)
Ending Balance	(149,402)
Net Book Amount:	182,064	271,767
Machinery and Equipment
Cost:
Beginning Balance	227,833
Additions	49,088
Disposals, transfers, impairments and other	(9,939)
Effect of currency translation	836
Ending Balance	267,818
Accumulated Depreciation:
Beginning Balance	(64,319)
Additions	(76,986)
Disposals, transfers and other	6,964
Effect of currency translation	(400)
Ending Balance	(134,741)
Net Book Amount:	133,077	163,514
Leasehold Improve- ments
Cost:
Beginning Balance	50,359
Additions	11,067
Disposals, transfers, impairments and other	(1,271)
Effect of currency translation	309
Ending Balance	60,464
Accumulated Depreciation:
Beginning Balance	(21,263)
Additions	(6,607)
Disposals, transfers and other	1,088
Effect of currency translation	(85)
Ending Balance	(26,867)
Net Book Amount:	33,597	29,096
Computer Equipment and Software
Cost:
Beginning Balance	118,928
Additions	21,626
Disposals, transfers, impairments and other	(9,459)
Effect of currency translation	356
Ending Balance	131,451
Accumulated Depreciation:
Beginning Balance	(62,836)
Additions	(27,121)
Disposals, transfers and other	7,354
Effect of currency translation	(189)
Ending Balance	(82,792)
Net Book Amount:	48,659	56,092
Assets under Capital Lease
Cost:
Beginning Balance	9,155
Additions	0
Disposals, transfers, impairments and other	(4,259)
Effect of currency translation	0
Ending Balance	4,896
Accumulated Depreciation:
Beginning Balance	(5,773)
Additions	(2,645)
Disposals, transfers and other	4,257
Effect of currency translation	0
Ending Balance	(4,161)
Net Book Amount:	735	3,382
Furniture and Fixtures
Cost:
Beginning Balance	21,086
Additions	684
Disposals, transfers, impairments and other	(8,770)
Effect of currency translation	124
Ending Balance	13,124
Accumulated Depreciation:
Beginning Balance	(4,443)
Additions	(3,007)
Disposals, transfers and other	1,201
Effect of currency translation	(71)
Ending Balance	(6,320)
Net Book Amount:	6,804	16,643
Assets under Construc- tion
Cost:
Beginning Balance	129,102
Additions	26,043
Disposals, transfers, impairments and other	(36,186)
Effect of currency translation	76
Ending Balance	119,035
Accumulated Depreciation:
Beginning Balance	0
Additions	0
Disposals, transfers and other	0
Effect of currency translation	0
Ending Balance	0
Net Book Amount:	$ 119,035	$ 129,102